Stock-Based Compensation (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2022	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Common stock reserved for future issuance (in Shares)					4,617,400
Percentage of fair market value					100.00%
Stock based compensation term					4 years
Percentage of shares vested					20.00%
Grant date fair value (in Shares)			836,657
Grant date fair value (in Dollars per share)					$ 4.56
Common stock shares issued (in Shares)			350,426
Vesting period					5 years
Unrecognized stock-based compensation				$ 9,190,000	$ 9,190,000
Weighted average period of recognition					4 years 6 months
Share based compensation arrangement by share based payment, granted (in Shares)					2,036,629
Stock based compensation expense					$ 528
Share based compensation, description						fiscal year 2021, the Company granted 600,752 performance-based options that contained a service-based vesting condition and a performance-based vesting condition. The service-based vesting condition is satisfied by rendering continuous service for 4 years after the performance-based vesting condition occurs. The performance-based vesting condition is satisfied in connection with a financing event or a public liquidity event for a first group of 300,376 options and in connection with a public liquidity event for a second group of 300,376 options. A financing event occurred as of June 30, 2021 that satisfied the performance-based vesting condition for the first group of 300,376 options. Effective with the closing of the Merger, the public liquidity event performance condition was achieved for the second group of 300,376 options.
stock-based expense				1,696	$ 1,874
Employee stock purchase plan, Description					The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations, during designated 6 month offering periods. At the end of each offering period, employees are able to purchase shares at the lesser of (i) 85% of the fair market value of the Company’s common stock on the first day of the offering period and (ii) 85% of the fair market value of the Company’s common stock on the last day of the offering period, based on the closing sales price of the Company’s common stock as quoted on the NASDAQ on such date.
Capitalized Software [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation expense				264,000
Director [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average period of recognition					2 years 8 months 12 days
Share based compensation arrangement by share based payment, granted (in Shares)		1,200,000
Grant date fair value (in Dollars per share)		$ 4.56
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Percentage of shares vested					25.00%
Grant date fair value (in Dollars per share)			$ 8.26
Unrecognized stock-based compensation				3,238	$ 3,238
Restricted Stock Units (RSUs) [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation expense				411	2,235
Restricted Stock Units (RSUs) [Member] | Director [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Percentage of shares vested		33.33%
Restricted Stock Units (RSUs) [Member] | Director [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Stock-Based Compensation (Details) [Line Items]
Percentage of shares vested		10.00%
Performance Shares [Member]
Stock-Based Compensation (Details) [Line Items]
Stock based compensation expense				49	76
Stock-based compensation expense [Member]
Stock-Based Compensation (Details) [Line Items]
Unrecognized stock-based compensation				$ 3,580,000	$ 3,580,000
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average period of recognition					2 years 7 months 6 days
Other Stock-based Compensation [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock shares issued (in Shares)					475,638
Vesting period	4 years
Grant date fair value (in Dollars per share)					$ 8.75
Stock based compensation expense					$ 3.37